Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Better Choice Co Inc.
Entity Central Index Key	0001471727
Entity Tax Identification Number	83-4284557
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12400 Race Track Road
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33626
City Area Code	(813)
Local Phone Number	659-5921
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	12400 Race Track Road
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33626
City Area Code	(813)
Local Phone Number	659-5921
Contact Personnel Name	Kent Cunningham